Prospectus

May 1, 2011

Harbor Convertible Securities Fund

Institutional Class	Administrative Class	Investor Class

HACSX	HRCSX	HICSX

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this is accurate or complete. Anyone who tells you otherwise is committing a crime.

For More Information	Fund and Service Providers	Back Cover
	Additional Information	Back Cover

No financial highlights exist for Harbor Convertible Securities Fund, which commenced operations on May 1, 2011.

Harbor Convertible Securities Fund Fund Summary

Investment Objective

The Fund seeks to maximize total return by investing primarily in a portfolio of convertible securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee (applicable to shares held less than 9 months)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.81%	0.81%	0.93%
Total Annual Fund Operating Expenses	1.46%	1.71%	1.83%
Expense Reimbursements[1]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%	1.10%	1.22%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through April 30, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years
Institutional	$87	$402
Administrative	$112	$479
Investor	$124	$516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategy

Principal Style Characteristics: Convertible securities

The Fund invests primarily in convertible securities of U.S. and non-U.S. corporate issuers. Convertible securities are “hybrid” securities that possess both fixed income and equity characteristics. These convertible securities include corporate bonds, preferred stocks and other types of securities that are convertible into common stock or its equivalent value. A convertible security generally performs more like a common stock when the price of the underlying stock is closer to or above the conversion price because it is more likely that the convertible security will be converted into stock. A convertible security generally performs more like a bond when the price of the underlying stock is well below the conversion price because it is more likely that the convertible security will mature without being converted. While the Fund has broad discretion to invest in all types of convertible securities, the Fund focuses primarily on investments in convertible bonds. The Fund also focuses primarily on convertible securities of corporate issuers with debt rated below investment grade (below Baa3 by Moody’s or below BBB- by S&P or Fitch), commonly referred to as “high yield” or “junk bonds.” As a result, all, or substantially all of the Fund’s assets, may be invested in below investment grade rated securities. The Fund invests primarily in U.S. dollar denominated securities; however, the Fund may invest in securities denominated in other currencies.

The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy when selecting securities for investment:

•	Bottom-up, fundamental analysis

•	Broad diversification

•	Direct communication with management

•	Monitoring issuers on a systematic basis

•	Credit committee disciplined approach

•	Comprehensive reporting and risk control systems

The Subadviser conducts in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade and/or equity appreciation. In addition to considering company fundamentals, the Subadviser also considers a range of more technical factors related to the convertible nature of these securities, including:

•	The optimal entry point to acquire the company’s convertible securities based upon the relationship between the underlying equity and bond valuations and convertible security price

•	Determining the catalysts for growth on the equity side of the company’s balance sheet relative to the resiliency of bond valuations if the company’s equity valuations were to decline

1

Fund Summary

HARBOR CONVERTIBLE SECURITIES FUND

•	Assessing the volatility of the underlying common stock and its relationship with the price of the convertible security

•	Determining whether there is sufficient liquidity to support purchase and sale activity·

•	Assessing the historical relationship between the price of the convertible security and the Subadviser’s view of the security’s implied value

•	Assessing/monitoring the positive risk/reward characteristics of the convertible security versus the movements (up/down) in the price of the underlying equity

•

Assessing the potential for risk/volatility by first identifying the “bond floor” (the price of the convertible security if valued solely based on the underlying bond price) as the main convertible component

The Subadviser tends to acquire convertible securities that have valuations more closely aligned with a company’s bonds than common stock. The Subadviser believes this approach can provide greater downside protection for the Fund’s portfolio, although at the expense of potentially greater appreciation that can come with holding convertible securities whose price is more dependent upon the price of the underlying common stock.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. While the Fund’s portfolio consists primarily of convertible securities of U.S. issuers, it may, from time to time, include non-convertible corporate debt, non-U.S. dollar-denominated securities, convertible securities of non-US issuers, synthetic convertibles or common stock of issuers. In addition, the Subadviser may, from time to time and subject to market conditions, utilize macro hedging techniques including, but not limited to, long and short positions in U.S. Treasuries. However, it is not the Subadviser’s intention to normally hedge on a security specific basis. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.

Duration/Maturity. Although duration may be one of the characteristics considered in securities selection, the Fund does not focus on securities with any duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Convertible securities fluctuate in price in response to various factors, including changes in interest rates, changes in the price of equity securities, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Convertible securities risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest rate risk: As interest rates rise, the values of convertible securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Convertible securities are normally much more sensitive to interest rate changes when they are valued more like the company’s bonds than the company’s common stock, such as when the conversion price for the convertible security is well above the common stock price.

Stock market risk: Stock markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments which can adversely affect the value of convertible securities held by the Fund. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock which can also cause the value of the company’s convertible securities to decline.

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Convertible securities are normally considered junior to the company’s non-convertible debt so the company would normally have to pay interest on its non-convertible debt before interest can be paid on the convertible securities. Credit risk is higher for the Fund because it invests primarily in convertible securities of companies with debt rated below investment grade.

High-yield risk: There is a greater risk that the Fund will lose money because it invests primarily in convertible securities of companies with debt rated below investment grade. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s security could be incorrect.

Liquidity risk: The market for convertible securities is less liquid than the market for non-convertible corporate bonds. The Fund may at times have greater difficulty buying or selling specific convertible securities at prices the Subadviser believes are reasonable which would be adverse to the Fund.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

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Fund Summary

HARBOR CONVERTIBLE SECURITIES FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Subadviser

Shenkman Capital Management, Inc.

Shenkman Capital Management, Inc. has subadvised the Fund since its inception on May 1, 2011.

Portfolio Manager

Raymond F. Condon Shenkman Capital Management, Inc.

Mr. Condon is a Senior Vice President and Portfolio Manager at Shenkman Capital Management, Inc. and has managed the Fund since its inception in 2011.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

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The Fund’s Investments

Additional Information about the Fund’s Investments	INVESTMENT OBJECTIVE

Harbor Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

FIXED INCOME SECURITIES

Fixed income securities, as used generally in this Prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	securities issued or guaranteed by a foreign government, governmental entity, supranational organization or government-sponsored enterprise;
•

corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper, issued publicly or through private placements, including Rule 144A securities and Regulation S bonds;

•	preferred stocks;
•	when issued or delayed delivery debt securities;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances; and
•	repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features. The Fund may invest in derivatives based on fixed income instruments.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

CREDIT QUALITY

Securities are investment grade if:

■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.

Securities are considered below investment grade (“junk bonds”) if:

■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.

If a security receives different ratings, the Fund will treat the security as being rated in the highest rating category. The Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. The Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

DERIVATIVE INSTRUMENTS

The Fund may, but is not required to, use derivatives for any of the following purposes:

■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of the Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, commodity, index or currency. The Fund expects that its investments in derivative instruments will consist primarily of foreign currency forward contracts, options on individual securities, interest rate futures contracts, credit default swaps, and synthetic convertibles (representing a combination of bonds and warrants on the issuer’s stock).

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The Fund’s Investments

Even a small investment in certain types of derivatives can have a big impact on a Fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when commodity prices, interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of a Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities to cover its obligation under the derivative instrument.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, the Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If the Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. While the Fund has not yet commenced operations, it is anticipated that the Fund will have an annualized portfolio turnover rate in excess of 100%. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for the Fund, the Subadviser believes that the portfolio transactions are in the best interests of shareholders.

5

The Adviser and Subadviser

The Adviser	Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser and provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2010, Robeco Groep N.V., through its investment management subsidiaries, had approximately $198.2 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $59.9 billion as of December 31, 2010.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser as the investment adviser, establishes and modifies whenever necessary the investment strategies of the Fund. The Adviser also is responsible for overseeing the Subadviser and recommending the selection, termination and replacement of subadvisers. The Adviser evaluates, and allocates the Fund’s assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Fund, the Adviser administers the Fund’s business affairs. The Adviser has agreed to contractually limit the total expenses of the Fund until at least April 30, 2012. The Adviser pays a subadvisory fee to the Subadviser out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the fund’s average net assets)

	Actual Advisory Fee Paid		Contractual Advisory Fee
Harbor Convertible Securities Fund	N/A	[1]	0.65%
[1]	Commenced operations May 1, 2011

A discussion of the factors considered by the board of trustees when approving the investment advisory agreements of the Fund will be available in Harbor Funds’ semi-annual reports to shareholders dated April 30, 2011.

The Subadviser and Portfolio Manager	The Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. Information about the Fund’s portfolio manager is provided in the Fund Summary. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

Harbor Convertible Securities Fund

Shenkman Capital Management, Inc. serves as subadviser to the Harbor Convertible Securities Fund. Shenkman Capital Management is located at 461 Fifth Avenue, 22nd Floor, New York, New York, 10017.

Raymond F. Condon is the portfolio manager for the Fund. Mr. Condon has served as Portfolio Manager at Shenkman Capital Management since he joined Shenkman Capital Management in 2003.

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The Adviser and Subadviser

Shenkman Capital Management Convertible Securities Composite Performance Information	The following table presents the past performance of a composite of certain accounts managed by Shenkman Capital Management, Inc. (“Shenkman”), which serves as the Subadviser to the Harbor Convertible Securities Fund. The Shenkman Convertible Securities Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Shenkman that have investment objectives, policies and strategies substantially similar to that of the Fund. Except to the extent performance has been adjusted to reflect the operating expenses of the Fund, the Shenkman historical performance (gross of investment advisory fees paid by the accounts within the Composite) has been prepared in compliance with the Global Investment Performance Standards (GIPS®). GIPS has not been involved in the preparation or review of this report. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Shenkman in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal year ending October 31, 2011 were used.

The historical performance of the Shenkman Convertible Securities Composite is not that of the Harbor Convertible Securities Fund, and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on May 1, 2011 and the Fund’s actual performance may vary significantly from the past performance of this Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, only one of the accounts comprising the composite is subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the Composite, they may have had an adverse affect on the performance results of the Composite.

SHENKMAN CONVERTIBLE SECURITIES COMPOSITE*

	For the Periods Ended December 31, 2010:
Composite*	1 Year	3 Years	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	14.67%	9.14%	9.20%	8.81%
Composite net of all Administrative Class operating expenses	14.39	8.87	8.93	8.54
Composite net of all Investor Class operating expenses	14.25	8.74	8.80	8.41
Composite gross of all operating expenses	15.65	10.07	10.13	9.74
BofA Merrill Lynch All US Convertibles Ex Mandatory Index	16.52	4.73	6.16	5.54

	For the Periods Ended December 31:
	2005**	2006	2007	2008	2009	2010
Composite net of all Institutional Class operating expenses	6.14%	14.65%	4.19%	-20.89%	43.30%	14.67%
Composite net of all Administrative Class operating expenses	5.90	14.36	3.93	-21.09	42.94	14.39
Composite net of all Investor Class operating expenses	5.78	14.22	3.81	-21.18	42.77	14.25
Composite gross of all operating expenses	6.97	15.63	5.08	-20.21	44.52	15.65
BofA Merrill Lynch All US Convertibles Ex Mandatory Index	1.99	12.75	4.12	-33.02	47.19	16.52

*	This is not the performance of the Harbor Convertible Securities Fund. As of December 31, 2010, the Composite was composed of 58 accounts, totaling approximately $360 Million. The inception date of the Composite was February 1, 2005.
**	For the period February 1, 2005 (inception) through December 31, 2005.

7

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all Classes are available for all Harbor Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.06% of the average daily net assets ■ $1,000 minimum investment in each Fixed Income Fund

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.06% of the average daily net assets

■   $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries*

■   Available to individual and institutional investors

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.18% of the average daily net assets

■   $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

Meeting the minimum investment for a share class means you have purchased shares with a value at the time of purchase that is at least equal to that minimum investment amount. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. See “Accounts Below Share Class Minimums”.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

8

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class	Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Fixed Income Fund.

Administrative Class	Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class	Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

9

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, starter checks, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases. Shares purchased by mail may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or any other delivery service.

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

10

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

11

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class-to-class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail
                                    [GRAPHIC]
First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

12

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

13

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent pay interest on redemption proceeds.

A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that are not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss and may be subject to redemption fees like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding and/or redemption fee, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund each charge a 1% redemption fee on shares that are redeemed before they have been held for 9 months. Harbor Emerging Markets Debt Fund charges a 2% redemption fee on shares that are redeemed before they have been held for 60 days.

This fee also applies when shares are redeemed by exchange to another Harbor fund. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan-sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap-fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) shares acquired through reinvestment of distributions (dividends and capital gains); (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed to discourage short-term trading.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or any other delivery service.

14

Your Harbor Funds Account

HOW TO SELL SHARES

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

15

Shareholder and Account Policies

Transaction and Account Policies	IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

16

Shareholder and Account Policies

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

17

Shareholder and Account Policies

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries which do assess redemption fees will do so properly or consistently.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

The Funds’ exchange limits and excessive trading policies generally do not apply to Harbor Money Market Fund, although both Funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s (except Harbor Money Market Fund) full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com and Harbor Money Market Fund’s full portfolio holdings are published monthly on the 5th business day following each month end. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Harbor Money Market Fund values its securities at amortized cost. Each of the other Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

18

Shareholder and Account Policies

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	Make your check payable to: “Harbor Funds”.
■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

AUTOMATIC CONVERSION FROM INVESTOR TO INSTITUTIONAL CLASS

The Shareholder Servicing Agent reviews the account balances in all direct accounts that are not maintained by financial intermediaries on a quarterly basis to determine whether those accounts would qualify for conversion into the Institutional Class. To qualify for conversion, the minimum investment amount in your account must exceed the $50,000 investment minimum for the Institutional Class. That means that the value of the shares you have purchased in the account (measured at the time of purchase) less the value of any shares you have redeemed out of the account

19

Shareholder and Account Policies

must exceed $50,000. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. If the Shareholder Servicing Agent determines during its quarterly review that your account meets the $50,000 minimum investment amount as a result of your net investments into the account, your account will be automatically converted to the Institutional Class.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

20

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any capital gains annually in December. Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund declare and pay any dividends from net investment income quarterly. Harbor Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund expect distributions, if any, to be from capital gains and/or net investment income. Harbor Money Market Fund expects distributions, if any, to be primarily from net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Since the Funds’ income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Funds generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (notwithstanding market change). You would still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

■    Postal or other delivery service is unable to deliver checks to the address of record;

■   Dividends and capital gain distributions are not cashed within 180 days; or

■   Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

21

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred upon your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums and terms as other transactions.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting in accordance with these instructions.

22

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■    Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■    Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.

■   SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.

■   Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

CHECKWRITING FOR HARBOR MONEY MARKET FUND

Harbor Funds offers a Checkwriting Privilege for shareholders in Harbor Money Market Fund. The Checkwriting Privilege is not available on IRA accounts. Individual checks must be for $500 or more. All check are presented to State Street Bank and Trust Company (“State Street”) for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through State Street except that they may not be certified and are payable upon review.

You are not charged for redeeming by check. If you elect this option, you are subject to the procedures, rules and regulations established by State Street with respect to clearance and collection of checks. State Street will not honor checks that are in amounts exceeding the available value of your account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in Harbor Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you may not be able to close your account by check. The Checkwriting Privilege may be terminated at any time by Harbor Funds or State Street upon notice to you. Your cancelled checks will be returned monthly by State Street.

Call the Shareholder Servicing Agent at 800-422-1050 to request a signature card to add the Checkwriting Privilege to your account.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gain distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

23

Investor Services

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account and you may realize a gain or a loss. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

24

Harbor Fixed Income Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
FIXED INCOME FUNDS
Harbor Convertible Securities Fund
Institutional Class	2034	HACSX	411512734
Administrative Class	2234	HRCSX	411512726
Investor Class	2434	HICSX	411512718
Harbor Emerging Markets Debt Fund
Institutional Class	2035	HAEDX	411512759
Administrative Class	2235	HREDX	411512742
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Administrative Class	2224	HYFRX	411511546
Investor Class	2424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Administrative Class	2214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Administrative Class	2225	HRRRX	411511512
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405
Administrative Class	2215	HRMXX	411511660

Updates Available	For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

25

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60680-4108

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

Independent Registered Public Accounting Firm

Ernst & Young LLP

233 South Wacker Drive

Chicago, IL 60606-6301

04/2011/600

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202- 942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.FIF.0511

Prospectus

May 1, 2011

Harbor Emerging Markets Debt Fund

Institutional Class	Administrative Class	Investor Class

HAEDX	HREDX	N/A

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this is accurate or complete. Anyone who tells you otherwise is committing a crime.

For More Information	Fund and Service Providers	Back Cover
	Additional Information	Back Cover

No financial highlights exist for Harbor Emerging Markets Debt Fund, which commenced operations on May 1, 2011.

Harbor Emerging Markets Debt Fund Fund Summary

Investment Objective

The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class
Redemption Fee (applicable on shares held less than 60 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.85%	085%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	2.15%	2.15%
Total Annual Fund Operating Expenses	3.00%	3.25%
Expense Reimbursements[1]	1.95%	1.95%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%	1.30%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through April 30, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years
Institutional	$107	$742
Administrative	$132	$817

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategy

Principal Style Characteristics: Emerging market fixed income securities

The Fund invests primarily in Emerging Markets Fixed Income Securities. “Emerging Markets Fixed Income Securities” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets, are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries’ markets, economies or ability to repay loans. Emerging Markets Fixed Income Securities may be denominated in non-U.S. currencies or the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

The Fund considers emerging market countries as those identified by the World Bank Group as being “low income economies” or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund’s emerging market fixed income investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives, and other instruments related to these types of securities. The Fund may utilize derivative instruments to a significant extent to hedge or gain exposure to emerging securities markets or emerging market currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities or indices).

While the Fund may invest in securities denominated in non-U.S. currencies or the U.S. dollar, the Subadviser will normally seek to maintain a target weighting of 50% of the Fund’s portfolio exposed to securities denominated in non-U.S. currencies (including currencies of emerging market countries) and 50% to securities denominated in U.S. dollars. However, the Subadviser may tactically increase or decrease the Fund’s exposure to securities denominated in non-U.S. or U.S. currencies depending upon the Subadviser’s views as to relative attractiveness of particular currencies relative to the U.S. dollar.

The Subadviser seeks capital appreciation through country selection, sector selection, security selection and currency selection. The Subadviser uses a “top-down” approach and allocates the Fund’s investments among various emerging market countries. In allocating among different countries, the following are some of the factors the Subadviser may consider:

•	Currency, inflation and interest rates and trends

•	Growth rate forecasts

•	Liquidity of a country’s debt markets

•	Fiscal policies

Fund Summary

HARBOR EMERGING MARKETS DEBT FUND

•	Political and economic outlook and

•	Tax environment

The Subadviser then selects those individual investments that the Subadviser believes to be most undervalued and to offer the highest potential returns relative to the amount of credit, interest rate, liquidity and other risks presented. The Subadviser engages in independent fundamental analysis to evaluate the creditworthiness of corporate and governmental issuers.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowing for investment purposes, in Emerging Markets Fixed Income Securities, which include derivative instruments that are economically tied to countries with emerging securities markets, are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries’ emerging markets, economies or ability to repay loans. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity. Average duration is a weighted average of all fixed income security durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.

Emerging markets securities risk: The Fund invests primarily in securities of emerging market issuers. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested only in domestic or developed market foreign issuers. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

These risks are more significant for issuers economically tied to emerging market countries, including heightened risks from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

High-yield risk: Below investment grade bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security could be incorrect.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Subadviser

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP has subadvised the Fund since its inception on May 1, 2011.

Portfolio Managers

Peter J. Wilby, CFA, Chief Investment Officer of the Subadviser, has co-managed the Fund since its inception in 2011.

Fund Summary

HARBOR EMERGING MARKETS DEBT FUND

Pablo Cisilino, Portfolio Manager of the Subadviser, has co-managed the Fund since its inception in 2011.

James E. Craige, CFA, Portfolio Manager of the Subadviser, has co-managed the Fund since its inception in 2011.

Thomas K. Flanagan, CFA, Portfolio Manager of the Subadviser, has co-managed the Fund since its inception in 2011.

David A. Oliver, CFA, Portfolio Manager of the of the Subadviser, has co-managed the Fund since its inception in 2011.

Christopher M. Wilder, CFA, Portfolio Manager of the Subadviser, has co-managed the Fund since its inception in 2011.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

The Fund’s Investments

Investment Objective	Harbor Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

Additional Information about the Fund’s Investments	FIXED INCOME SECURITIES

Fixed income securities, as used generally in this Prospectus, includes:

■	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
■	securities issued or guaranteed by a foreign government, governmental entity, supranational organization or government-sponsored enterprise;
■

corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper, issued publicly or through private placements, including Rule 144A securities and Regulation S bonds;

■	preferred stocks;
■	when issued or delayed delivery debt securities;
■	mortgage-backed and other asset-backed securities;
■	inflation-indexed bonds issued both by governments and corporations;
■	structured notes, including hybrid or “indexed” securities and event-linked bonds;
■	loan participations and assignments;
■	delayed funding loans and revolving credit facilities;
■	bank certificates of deposit, fixed time deposits and bankers’ acceptances; and
■	repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features. The Fund may invest in derivatives based on fixed income instruments for investment, market exposure or risk management purposes.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

CREDIT QUALITY

Securities are investment grade if:

■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.

Securities are considered below investment grade (“junk bonds”) if:

■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.

If a security receives different ratings, the Fund will treat the security as being rated in the highest rating category. The Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. The Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

DERIVATIVE INSTRUMENTS

The Fund may, but is not required to, use derivatives for any of the following purposes:

■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of the Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, commodity, index or currency. The Fund expects that its investments in derivative instruments will consist primarily of credit linked notes, foreign currency forward contracts, credit default swaps, interest rate swaps, total return swaps on individual securities or groups or indices of securities, and interest rate futures contracts and options.

The Fund’s Investments

Even a small investment in certain types of derivatives can have a big impact on a Fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when commodity prices, interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of a Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities to cover its obligation under the derivative instrument.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, the Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If the Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. While the Fund has not yet commenced operations, it is anticipated that the Fund will have an annualized portfolio turnover rate in excess of 100%. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for the Fund, the Subadviser believes that the portfolio transactions are in the best interests of shareholders.

The Adviser and Subadviser

The Adviser	Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser and provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2010, Robeco Groep N.V., through its investment management subsidiaries, had approximately $198.2 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $59.9 billion as of December 31, 2010.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser as the investment adviser, establishes and modifies whenever necessary the investment strategies of the Fund. The Adviser also is responsible for overseeing the Subadviser and recommending the selection, termination and replacement of subadvisers. The Adviser evaluates, and allocates the Fund’s assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Fund, the Adviser administers the Fund’s business affairs. The Adviser has agreed to contractually limit the total expenses of the Fund until at least April 30, 2012. The Adviser pays a subadvisory fee to the Subadviser out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the fund’s average net assets)

	Actual Advisory Fee Paid		Contractual Advisory Fee
Harbor Emerging Markets Debt Fund	N/A	[1]	0.85%
[1]	Commenced operations May 1, 2011

A discussion of the factors considered by the board of trustees when approving the investment advisory agreements of the Fund will be available in Harbor Funds’ semi-annual reports to shareholders dated April 30, 2011.

The Subadviser and Portfolio Manager	The Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. Information about the Fund’s portfolio manager is provided in the Fund Summary. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

The Adviser and Subadviser

Harbor Emerging Markets Debt Fund

Stone Harbor Investment Partners LP serves as subadviser to the Harbor Emerging Markets Debt Fund. Stone Harbor Investment Partners is located at 31 West 52nd Street, New York, New York 10019.

The portfolio managers are primarily responsible for the day-to-day operation of the Fund. Each of the persons listed below has served as the Fund’s portfolio manager since the Fund’s inception. Although the portfolio managers report to Mr. Wilby, each portfolio manager shares equal portfolio management responsibility for the Fund.

PORTOFLIO MANAGER/PORTFOLIO MANAGEMENT TEAM MEMBERS TITLE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Peter J. Wilby, CFA, Chief Investment Officer	Co-portfolio manager of Funds; Since April 2006, Chief Investment Officer of Stone Harbor; Prior to April 2006, Chief Investment Officer - North American Fixed Income and senior portfolio manager responsible for directing investment policy and strategy for all emerging markets and high yield fixed income portfolios at Citigroup Asset Management; Joined Citigroup or its predecessor firms in 1989.
Pablo Cisilino, Portfolio Manager	Co-portfolio manager of Funds; Since July 2006, Portfolio Manager of Stone Harbor; From June 1, 2004 to July 2006, Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc; Prior to June 1, 2004, Vice President for local markets and FX sales and trading, Goldman Sachs; Joined Goldman Sachs in 1994.
James E. Craige, CFA, Portfolio Manager	Co-portfolio manager of Funds; Since April 2006, Portfolio Manager of Stone Harbor; Prior to April 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1992.
Thomas K. Flanagan, CFA, Portfolio Manager	Co-portfolio manager of Funds; Since April 2006, Portfolio Manager of Stone Harbor; Prior to April 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1991.
David A. Oliver, CFA Portfolio Manager	Co-portfolio manager of Emerging Markets Debt Fund since September 2008, and co-portfolio manager of Local Markets Fund since inception; Since June 2008, Portfolio Manager of Stone Harbor; Prior to June 2008 (including as of January 2006), Managing Director in emerging market sales and trading at Citigroup; Joined Citigroup in 1986.
Christopher M. Wilder, CFA, Portfolio Manager	Co-portfolio manager of Emerging Markets Debt Fund since September 2010, and co-portfolio manager of Local Markets Fund since September 2010; Since June 2010, Portfolio Manager of Stone Harbor; From May 2008 to May 2010, Manager of an emerging market corporate debt and private equity fund at Autonomy Capital Group; Prior to May 2008 (including as of January 2006), Head of the Emerging Markets Corporate Credit Trading and Special Situations Group at Deutsche Bank; Joined Deutsche Bank in 1997.

The Adviser and Subadviser

Stone Harbor Investment Partners Emerging Markets Debt Global Allocation 50/50 Core Composite Performance Information	The following table presents the past performance of a composite of certain accounts managed by Stone Harbor Investment Partners LP (“Stone Harbor”), which serves as the Subadviser to the Harbor Emerging Markets Debt Fund. The Stone Harbor Emerging Markets Debt Global Allocation 50/50 Core Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Stone Harbor that have investment objectives, policies and strategies substantially similar to that of the Fund. Except to the extent performance has been adjusted to reflect the operating expenses of the Fund, the Stone Harbor historical performance (gross of investment advisory fees paid by the accounts within the Composite) has been prepared in compliance with the Global Investment Performance Standards (GIPS®). GIPS has not been involved in the preparation or review of this report. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Stone Harbor in managing portfolios with substantially similar investment operating expenses, the estimated net Fund operating expenses payable by the Institutional and Administrative Class shares of the Fund for the fiscal year ending October 31, 2011 were used.

The historical performance of the Stone Harbor Emerging Markets Debt Global Allocation 50/50 Core Composite is not that of the Harbor Emerging Markets Debt Fund, and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on May 1, 2011 and the Fund’s actual performance may vary significantly from the past performance of this Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts comprising the composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the Composite, they may have had an adverse affect on the performance results of the Composite.

STONE HARBOR EMERGING MARKETS DEBT GLOBAL ALLOCATION 50/50 CORE COMPOSITE*

	For the Periods Ended December 31, 2010:
	1 Year	3 Years	Since Inception
Composite net of all Institutional Class operating expenses	17.78%	11.01%	10.56%
Composite net of all Administrative Class operating expenses	17.48	10.73	10.28
Composite gross of all operating expenses	19.02	12.18	11.73
Blended Benchmark Index***: 50% JPMorgan Emerging Markets Bond Index — Global Diversified Index and 50% JPMorgan Government Bond Index — Emerging Markets Global Diversified Index	14.02	9.49	9.37
JPMorgan Emerging Markets Bond Index — Global Diversified Index	12.24	8.63	7.83
JPMorgan Government Bond Index — Emerging Markets Global Diversified Index	15.68	10.18	11.27

	For the Periods Ended December 31:
	2007**	2008	2009	2010
Composite net of all Institutional Class operating expenses	5.62%	-15.83%	37.99%	17.78%
Composite net of all Administrative Class operating expenses	5.44	-16.04	37.65	17.48
Composite gross of all operating expenses	6.36	-14.94	39.45	19.02
Blended Benchmark Index***: 50% JPMorgan Emerging Markets Bond Index — Global Diversified Index and 50% JPMorgan Government Bond Index — Emerging Markets Global Diversified Index	5.79	-8.62	25.99	14.02
JPMorgan Emerging Markets Bond Index — Global Diversified Index	2.85	-12.03	29.82	12.24
JPMorgan Government Bond Index — Emerging Markets Global Diversified Index	10.60	-5.22	21.98	15.68

*	This is not the performance of the Harbor Emerging Markets Debt Fund. As of December 31, 2010, the Composite was composed of 4 accounts, totaling approximately $1.67Million. The inception date of the Composite was May 1, 2007.
**	For the period May 1, 2007 (inception) through December 31, 2007.
***	The JP Morgan Emerging Markets Bond Index — Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The JPMorgan Government Bond Index — EM Global Diversified tracks total returns for local currency debt instruments issued by emerging markets sovereign and quasi-sovereign entities to which international investors can gain exposure. The Blended Benchmark therefore represents a 50% weighting to U.S. dollar denominated emerging market debt securities and 50% weighting to local currency denominated emerging market debt securities, which is intended to reflect the Harbor Emerging Market Debt Fund’s target exposure of 50% of the Fund’s portfolio to U.S. dollar denominated emerging market debt securities and 50% to local currency denominated emerging market debt securities.

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all Classes are available for all Harbor Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.06% of the average daily net assets ■ $1,000 minimum investment in each Fixed Income Fund

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.06% of the average daily net assets

■   $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries*

■   Available to individual and institutional investors

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.18% of the average daily net assets

■   $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

Meeting the minimum investment for a share class means you have purchased shares with a value at the time of purchase that is at least equal to that minimum investment amount. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. See “Accounts Below Share Class Minimums”.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class	Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Fixed Income Fund.

Administrative Class	Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class	Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, starter checks, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases. Shares purchased by mail may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or any other delivery service.

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class-to-class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent pay interest on redemption proceeds.

A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that are not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss and may be subject to redemption fees like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding and/or redemption fee, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund each charge a 1% redemption fee on shares that are redeemed before they have been held for 9 months. Harbor Emerging Markets Debt Fund charges a 2% redemption fee on shares that are redeemed before they have been held for 60 days.

This fee also applies when shares are redeemed by exchange to another Harbor fund. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan-sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap-fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) shares acquired through reinvestment of distributions (dividends and capital gains); (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed to discourage short-term trading.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or any other delivery service.

Your Harbor Funds Account

HOW TO SELL SHARES

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Shareholder and Account Policies

Transaction and Account Policies	IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

Shareholder and Account Policies

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

Shareholder and Account Policies

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries which do assess redemption fees will do so properly or consistently.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

The Funds’ exchange limits and excessive trading policies generally do not apply to Harbor Money Market Fund, although both Funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s (except Harbor Money Market Fund) full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com and Harbor Money Market Fund’s full portfolio holdings are published monthly on the 5th business day following each month end. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Harbor Money Market Fund values its securities at amortized cost. Each of the other Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Shareholder and Account Policies

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	Make your check payable to: “Harbor Funds”.
■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

AUTOMATIC CONVERSION FROM INVESTOR TO INSTITUTIONAL CLASS

The Shareholder Servicing Agent reviews the account balances in all direct accounts that are not maintained by financial intermediaries on a quarterly basis to determine whether those accounts would qualify for conversion into the Institutional Class. To qualify for conversion, the minimum investment amount in your account must exceed the $50,000 investment minimum for the Institutional Class. That means that the value of the shares you have purchased in the account (measured at the time of purchase) less the value of any shares you have redeemed out of the account

Shareholder and Account Policies

must exceed $50,000. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. If the Shareholder Servicing Agent determines during its quarterly review that your account meets the $50,000 minimum investment amount as a result of your net investments into the account, your account will be automatically converted to the Institutional Class.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any capital gains annually in December. Harbor Convertible Securities, Harbor Emerging Markets Debt, Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund declare and pay any dividends from net investment income quarterly. Harbor Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor Convertible Securities, Harbor Emerging Markets Debt, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund expect distributions, if any, to be from capital gains and/or net investment income. Harbor Money Market Fund expects distributions, if any, to be primarily from net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Since the Funds’ income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Funds generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (notwithstanding market change). You would still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

■    Postal or other delivery service is unable to deliver checks to the address of record;

■   Dividends and capital gain distributions are not cashed within 180 days; or

■   Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred upon your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums and terms as other transactions.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting in accordance with these instructions.

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■    Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■    Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.

■   SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.

■   Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

CHECKWRITING FOR HARBOR MONEY MARKET FUND

Harbor Funds offers a Checkwriting Privilege for shareholders in Harbor Money Market Fund. The Checkwriting Privilege is not available on IRA accounts. Individual checks must be for $500 or more. All check are presented to State Street Bank and Trust Company (“State Street”) for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through State Street except that they may not be certified and are payable upon review.

You are not charged for redeeming by check. If you elect this option, you are subject to the procedures, rules and regulations established by State Street with respect to clearance and collection of checks. State Street will not honor checks that are in amounts exceeding the available value of your account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in Harbor Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you may not be able to close your account by check. The Checkwriting Privilege may be terminated at any time by Harbor Funds or State Street upon notice to you. Your cancelled checks will be returned monthly by State Street.

Call the Shareholder Servicing Agent at 800-422-1050 to request a signature card to add the Checkwriting Privilege to your account.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gain distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

Investor Services

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account and you may realize a gain or a loss. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

Harbor Fixed Income Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
FIXED INCOME FUNDS
Harbor Convertible Securities Fund
Institutional Class	2034	HACSX	411512734
Administrative Class	2234	HRCSX	411512726
Investor Class	2434	HICSX	411512718
Harbor Emerging Markets Debt Fund
Institutional Class	2035	HAEDX	411512759
Administrative Class	2235	HREDX	411512742
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Administrative Class	2224	HYFRX	411511546
Investor Class	2424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Administrative Class	2214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Administrative Class	2225	HRRRX	411511512
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405
Administrative Class	2215	HRMXX	411511660

Updates Available	For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

Independent Registered Public Accounting Firm

Ernst & Young LLP

233 South Wacker Drive

Chicago, IL 60606-6301

04/2011/600

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202- 942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.FIF.0511